Pay vs Performance Disclosure	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Fiscal year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)		Compensation Actually Paid to First PEO(2)	Compensation Actually Paid to Second PEO(2)		Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	EVA®(5) (in millions)
									Total Shareholder Return	Peer Group Total Shareholder Return(4)
2022	$9,355,973		$6,839,380	$(13,778,165)		$(1,197,919)	$2,920,660	$(968,660)	$81	$103	$719	$63.7
2021	$13,924,380	$	N/A	$17,348,994	$	N/A	$4,348,433	$4,895,797	$152	$128	$878	$289.8
2020	$13,875,858	$	N/A	$46,128,593	$	N/A	$3,339,322	$9,252,715	$145	$118	$585	$271.2

(1)
As referenced in the “Chief Executive Officer Transition” section, Mr. Hayes transitioned from CEO to Chairman of the Board and Mr. Fisher succeeded Mr. Hayes as CEO in April 2022. The Summary Compensation Table totals for 2020 and 2021 for the First PEO are values for Mr. Hayes that were included in the 2021 and 2022 Proxy statements. Summary Compensation Table totals for 2022 for the Second PEO reflects the value for Mr.  Fisher, as he was promoted to CEO in April 2022.

(2)
The non-PEO NEOs represented in the table are as follows:
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker
2020—Mr. Morrison, Mr. Fisher, Ms. Pauley, and Mr. Baker

(3)
Values have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2022
Fiscal Year	2020—1st PEO	2021—1st PEO	2022—1st PEO	2022—2nd PEO
SCT Total	$13,875,858	$13,924,380	$9,355,973	$6,839,380
− Defined Benefit Pension Compensation included in SCT	$(450,696)	$(186,605)	$—	$—
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$145,018	$149,468	$144,577	$54,840
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,080,002)	$(6,520,023)	$(6,519,959)	$(5,213,423)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,460,031	$6,283,459	$1,153,420	$1,550,659
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,372,515	$4,883,938	$(16,788,025)	$(4,004,324)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,801,549	$(1,185,622)	$(1,124,151)	$(425,050)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$4,320	$—	$—	$—
Compensation Actually Paid	$46,128,593	$17,348,994	$(13,778,165)	$(1,197,919)
Non-PEO NEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2022	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$3,339,322	$4,348,433	$2,920,660
− Defined Benefit Pension Compensation included in SCT	$(220,868)	$(107,202)	$(39,202)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$63,608	$58,044	$38,432
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,068,010)	$(1,674,848)	$(1,449,618)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,364,371	$1,640,084	$271,498
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,083,753	$834,008	$(2,546,960)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$139,155
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$687,107	$(202,756)	$(302,626)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$3,433	$34	$—
Compensation Actually Paid	$9,252,715	$4,895,797	$(968,660)

(4)
Our Peer Group TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. In comparison to the peers in the DJCPI in 2022, Ball was the only company to sell a wholly owned Russian beverage packaging business due to the war in Ukraine, resulting in the loss of notable sales and earnings. In addition relative to the capital invested in our Americas beverage packaging businesses, retail shelf price increases dampened demand for our products resulting in lower returns on capital than expected. In response the company right sized its manufacturing footprint for current demand conditions in advance of anticipated volume recovery in 2023 and beyond.

(5)
Our Company Selected Measure is EVA® as it is the lens used for our strategic decisions. When Ball generates EVA® and focuses on continued EVA® growth, there is a direct correlation to future shareholder value. There is an 80% correlation between our total executive compensation actually paid compared to our EVA® performance and our total shareholder return over the past three years, given that at least 75% of total executive compensation made up of variable, at-pay compensation directly linked to our three most important performance measures noted above.

Company Selected Measure Name		EVA
Named Executive Officers, Footnote [Text Block]
(1)
As referenced in the “Chief Executive Officer Transition” section, Mr. Hayes transitioned from CEO to Chairman of the Board and Mr. Fisher succeeded Mr. Hayes as CEO in April 2022. The Summary Compensation Table totals for 2020 and 2021 for the First PEO are values for Mr. Hayes that were included in the 2021 and 2022 Proxy statements. Summary Compensation Table totals for 2022 for the Second PEO reflects the value for Mr.  Fisher, as he was promoted to CEO in April 2022.

(2)
The non-PEO NEOs represented in the table are as follows:
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker
2020—Mr. Morrison, Mr. Fisher, Ms. Pauley, and Mr. Baker

Peer Group Issuers, Footnote [Text Block]
(4)
Our Peer Group TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. In comparison to the peers in the DJCPI in 2022, Ball was the only company to sell a wholly owned Russian beverage packaging business due to the war in Ukraine, resulting in the loss of notable sales and earnings. In addition relative to the capital invested in our Americas beverage packaging businesses, retail shelf price increases dampened demand for our products resulting in lower returns on capital than expected. In response the company right sized its manufacturing footprint for current demand conditions in advance of anticipated volume recovery in 2023 and beyond.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Values have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2022
Fiscal Year	2020—1st PEO	2021—1st PEO	2022—1st PEO	2022—2nd PEO
SCT Total	$13,875,858	$13,924,380	$9,355,973	$6,839,380
− Defined Benefit Pension Compensation included in SCT	$(450,696)	$(186,605)	$—	$—
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$145,018	$149,468	$144,577	$54,840
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,080,002)	$(6,520,023)	$(6,519,959)	$(5,213,423)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,460,031	$6,283,459	$1,153,420	$1,550,659
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,372,515	$4,883,938	$(16,788,025)	$(4,004,324)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,801,549	$(1,185,622)	$(1,124,151)	$(425,050)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$4,320	$—	$—	$—
Compensation Actually Paid	$46,128,593	$17,348,994	$(13,778,165)	$(1,197,919)

Non-PEO NEO Average Total Compensation Amount		$ 2,920,660	$ 4,348,433	$ 3,339,322
Non-PEO NEO Average Compensation Actually Paid Amount		$ (968,660)	4,895,797	9,252,715
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO NEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2022	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$3,339,322	$4,348,433	$2,920,660
− Defined Benefit Pension Compensation included in SCT	$(220,868)	$(107,202)	$(39,202)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$63,608	$58,044	$38,432
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,068,010)	$(1,674,848)	$(1,449,618)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,364,371	$1,640,084	$271,498
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,083,753	$834,008	$(2,546,960)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$139,155
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$687,107	$(202,756)	$(302,626)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$3,433	$34	$—
Compensation Actually Paid	$9,252,715	$4,895,797	$(968,660)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA®
TSR
ROAIC

Total Shareholder Return Amount		$ 81	152	145
Peer Group Total Shareholder Return Amount		103	128	118
Net Income (Loss)		$ 719,000,000	$ 878,000,000	$ 585,000,000
Company Selected Measure Amount		63,700,000	289,800,000	271,200,000
PEO Name	Mr. Fisher
Percentage Of Correlation Between Total Executive Compensation Actually Paid And Economic Value Added Performance		80.00%
Threshold Percentage Of Total Executive Compensation Made Up Of Variable, At Pay Compensation Directly Linked To Most Important Performance Measures	75.00%	75.00%
Number Of Most Important Performance Measures	3	3
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		EVA
Non-GAAP Measure Description [Text Block]
(5)
Our Company Selected Measure is EVA® as it is the lens used for our strategic decisions. When Ball generates EVA® and focuses on continued EVA® growth, there is a direct correlation to future shareholder value. There is an 80% correlation between our total executive compensation actually paid compared to our EVA® performance and our total shareholder return over the past three years, given that at least 75% of total executive compensation made up of variable, at-pay compensation directly linked to our three most important performance measures noted above.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		ROAIC
Mr. Hayes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 9,355,973	$ 13,924,380	$ 13,875,858
PEO Actually Paid Compensation Amount		(13,778,165)	17,348,994	46,128,593
Mr. Hayes [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(186,605)	(450,696)
Mr. Hayes [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		144,577	149,468	145,018
Mr. Hayes [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,519,959)	(6,520,023)	(6,080,002)
Mr. Hayes [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,153,420	6,283,459	13,460,031
Mr. Hayes [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,788,025)	4,883,938	22,372,515
Mr. Hayes [Member] | Adjustment Type Seven [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,124,151)	(1,185,622)	2,801,549
Mr. Hayes [Member] | Adjustment Type Nine [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,320
Mr. Fisher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,839,380
PEO Actually Paid Compensation Amount		(1,197,919)
Mr. Fisher [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		54,840
Mr. Fisher [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,213,423)
Mr. Fisher [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,550,659
Mr. Fisher [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,004,324)
Mr. Fisher [Member] | Adjustment Type Seven [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(425,050)
Non-PEO NEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(39,202)	(107,202)	(220,868)
Non-PEO NEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,432	58,044	63,608
Non-PEO NEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,449,618)	(1,674,848)	(1,068,010)
Non-PEO NEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		271,498	1,640,084	2,364,371
Non-PEO NEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,546,960)	834,008	4,083,753
Non-PEO NEO [Member] | Adjustment Type Seven [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(302,626)	(202,756)	687,107
Non-PEO NEO [Member] | Adjustment Type Nine [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 34	$ 3,433
Non-PEO NEO [Member] | Adjustment Type Six [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 139,155